UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

Scudder International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder International Fund

	Shares	Value ($)

Common Stocks 99.8%
Australia 1.9%
Australia & New Zealand Banking Group Ltd.	952,498	16,763,432
Macquarie Airports	5,879,100	13,473,286

(Cost $27,113,791)		30,236,718
Brazil 1.8%
Companhia Vale do Rio Doce (ADR)	369,218	16,009,293
Petroleo Brasileiro SA (ADR)	170,230	11,507,548

(Cost $9,149,642)		27,516,841
Finland 3.4%
Fortum Oyj	766,800	13,446,065
Neste Oil Oyj*	413,800	12,103,188
Nokia Oyj	485,397	8,287,952
Nokia Oyj (ADR)	230,796	3,941,996
Nokian Renkaat Oyj (a)	1,191,310	15,498,575

(Cost $58,642,124)		53,277,776
France 7.8%
Axa	667,900	20,029,813
BNP Paribas SA	296,600	23,344,367
Pernod Ricard SA	100,112	16,347,295
Total SA (a)	189,968	47,477,399
Vivendi Universal SA	547,703	15,801,140

(Cost $85,773,236)		123,000,014
Germany 13.5%
Adidas-Salomon AG	102,600	17,998,058
Allianz AG (Registered)	165,718	24,076,453
BASF AG	252,200	18,592,682
Bayer AG	432,050	17,216,374
Commerzbank AG	654,432	19,287,456
Continental AG	178,370	15,088,527
Deutsche Boerse AG	140,300	13,772,894
E.ON AG	349,183	33,193,902
Fresenius Medical Care AG (a)	142,910	13,553,291
Hypo Real Estate Holding AG	568,000	29,520,220
Siemens AG (Registered)	133,470	10,090,834

(Cost $164,224,238)		212,390,691
Greece 2.2%
Alpha Bank AE	463,351	13,625,169
Hellenic Telecommunications Organization SA*	981,920	21,045,226

(Cost $21,242,005)		34,670,395
Hong Kong 0.8%
Esprit Holdings Ltd. (Cost $6,840,467)	1,821,180	12,798,227

Hungary 0.4%
OTP Bank Rt (REG S) (GDR) (Cost $1,805,548)	93,778	6,156,037
India 1.1%
ICICI Bank Ltd. (Cost $11,123,432)	1,465,800	17,517,736
Indonesia 1.0%
PT Telekomunikasi Indonesia (ADR) (Cost $15,171,472)	713,700	15,758,496
Ireland 2.0%
Anglo Irish Bank Corp. PLC	1,210,740	16,573,283
CRH PLC	522,500	13,820,984

(Cost $28,864,361)		30,394,267
Italy 5.3%
Assicurazioni Generali SpA	417,900	12,938,016
Banca Intesa SpA	5,399,730	26,030,822
Capitalia SpA (a)	2,910,800	16,288,405
Eni SpA (a)	1,042,628	28,272,929

(Cost $64,661,002)		83,530,172
Japan 21.6%
AEON Co., Ltd.	638,000	14,165,803
Aiful Corp.	161,096	12,172,891
Astellas Pharma, Inc.	465,500	17,927,340
Canon, Inc.	561,000	31,547,595
Credit Saison Co., Ltd.	310,000	13,271,471
Dai Nippon Printing Co., Ltd.	593,032	10,099,323
Daito Trust Construction Co., Ltd.	246,300	11,992,998
Mitsubishi Corp.	1,517,200	30,889,515
Mitsui & Co., Ltd.	1,191,000	14,619,505
Mitsui Fudosan Co., Ltd.	1,023,000	16,430,222
Mitsui Sumitomo Insurance Co., Ltd.	963,000	10,943,457
Mizuho Financial Group, Inc.	4,557	31,951,874
Nissan Motor Co., Ltd. (a)	1,745,333	17,925,795
Sega Sammy Holdings, Inc.	743,400	23,790,463
Sharp Corp.	696,547	10,749,860
Shinsei Bank Ltd.	1,455,000	8,136,471
Takefuji Corp.	186,000	12,529,880
Toyota Motor Corp.	843,500	40,811,110
Yamada Denki Co., Ltd.	94,500	9,601,686

(Cost $233,395,387)		339,557,259
Korea 1.9%
POSCO (ADR)	155,000	7,712,800
Samsung Electronics Co., Ltd.	38,301	22,059,365

(Cost $18,373,935)		29,772,165
Mexico 1.0%
Fomento Economico Mexicano SA de CV (ADR) (Cost $16,119,764)	237,800	16,168,022
Netherlands 2.3%
Royal Dutch Shell PLC "B" (Cost $23,803,313)	1,104,143	35,713,616
Norway 1.1%
Statoil ASA (Cost $9,456,079)	758,689	16,584,362
Russia 1.3%
AFK Sistema (REG S) (GDR)	404,791	8,802,717

OAO Gazprom (REG S) (ADR) (b)	5,084	359,310
OAO Gazprom (REG S) (ADR) (b)	164,456	11,643,485

(Cost $13,050,381)		20,805,512
Spain 1.1%
ACS, Actividades de Construccion y Servicios SA (Cost $15,508,329)	612,200	17,639,892
Sweden 3.1%
ForeningsSparbanken AB (Swedbank)	313,060	7,999,606
Modern Times Group MTG AB "B"*	220,900	8,551,211
SKF AB "B"	1,019,210	13,251,929
Telefonaktiebolaget LM Ericsson "B"	5,874,872	19,117,119

(Cost $31,729,210)		48,919,865
Switzerland 8.0%
Baloise Holding AG "R"	210,100	11,177,843
Nestle SA (Registered)	104,539	30,795,234
Novartis AG (Registered)	385,978	20,137,419
Roche Holding AG (Genusschein)	198,453	29,697,175
UBS AG (Registered)	361,970	33,212,980

(Cost $70,655,781)		125,020,651
Taiwan 0.7%
Hon Hai Precision Industry Co., Ltd. (Cost $6,555,939)	2,009,936	10,119,322
United Kingdom 16.5%
AstraZeneca PLC	263,632	12,118,896
BAA PLC	892,559	9,785,610
BHP Billiton PLC	1,854,531	27,533,694
Hammerson PLC	991,300	16,286,705
Hilton Group PLC	1,701,000	9,781,200
HSBC Holdings PLC	1,828,648	29,191,645
Imperial Tobacco Group PLC	939,830	27,955,189
Informa PLC	1,848,872	12,744,188
National Grid PLC	1,429,068	13,187,838
Prudential PLC	1,305,717	11,856,949
Punch Taverns PLC	1,207,979	17,221,971
Reckitt Benckiser PLC	485,200	14,954,026
Royal Bank of Scotland Group PLC	1,199,719	34,088,303
Vodafone Group PLC	10,653,946	22,882,404

(Cost $190,964,257)		259,588,618

Total Common Stocks (Cost $1,124,223,693)		1,567,136,654

	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce * (Cost $0)	715,900	15,822
	Shares	Value ($)

Securities Lending Collateral 7.4%
Scudder Daily Assets Fund Institutional, 4.07% (c) (d) (Cost $115,747,110)	115,747,110	115,747,110

Cash Equivalents 0.0%
Scudder Cash Management QP Trust, 4.03% (e) (Cost $2,534)	2,534	2,534
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 1,239,973,337)	107.2	1,682,902,120
Other Assets and Liabilities, Net	(7.2)	(112,491,024)

Net Assets	100.0	1,570,411,096

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2005 amounted to $109,944,924 which is 7.0% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At November 30, 2005, the Scudder International Fund had the following sector diversification:

As a % of
Sector	Market Value ($)	Common Stocks

Financials	518,647,686	33.1%
Consumer Discretionary	242,527,814	15.4%
Energy	177,107,902	11.3%
Materials	114,137,756	7.3%
Consumer Staples	106,219,766	6.8%
Industrials	105,117,677	6.7%
Information Technology	95,073,349	6.0%
Health Care	93,434,121	6.0%
Telecommunication Services	68,488,843	4.4%
Utilities	46,381,740	3.0%
Total Common Stocks	1,567,136,654	100%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder International Fund, a series of Scudder International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder International Fund, a series of Scudder International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006